DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES  TWO WORLD TRADE CENTER, NEW YORK,
                                               NEW YORK 10048
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1997

DEAR SHAREHOLDER:

The six-month period ended September 30, 1997, was rewarding for global equity investors. Overall, the global markets strengthened as most of the developed countries continued their ongoing economic expansion. In the near term, we expect this pattern to continue albeit with some volatility, providing a favorable environment for global equities.

PERFORMANCE AND PORTFOLIO

For the six-month period under review Dean Witter Global Dividend Growth Securities Class B shares provided a total return of 16.83 percent. This compares with a total return of 17.54 percent for the Morgan Stanley Capital International World Index (MSCI World Index) and 18.06 percent for the Lipper Analytical Services Inc. Global Funds Index. Since its inception on June 30, 1993, through September 30, 1997, the Fund's average total return has been 15.78 percent versus 13.27 percent for the MSCI World Index and 15.91 percent for the Lipper Global Funds Index.

During the period under review several changes to the Fund's country allocation targets were implemented. In late June, the Fund initiated exposure to two additional developed markets, Spain and Sweden. The stocks purchased in Spain were an electric company, Endesa S.A., an oil and gas company, Repsol S.A. and a banking company, Banco Popular Espanol S.A. Those purchased in Sweden were Sandvik AB, a machinery manufacturer, Nordbanken AB, a banking company, and Volvo AB, an automobile manufacturer. Also during the period, the Fund's target exposure to Germany increased to 6 percent. Two additional country allocation changes occurred during the period under review. The Fund purchased two new positions in Australia, Santos Ltd., an oil-related company, and Normandy Mining Ltd., a gold mining company, increasing the assets invested in that country to
2.0 percent. Exposure to Canada was reduced to 2.6 percent of net assets.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1997, CONTINUED

The current portfolio allocations are as follows: the United States (30.7 percent of net assets), Japan (23.5 percent), United Kingdom (10.1 percent), Germany (6.8 percent), France (6.6 percent), Italy (4.1 percent), Hong Kong (4.0 percent), the Netherlands (3.0 percent), Canada (2.6 percent), Switzerland (2.1 percent), Australia (2.0 percent), Sweden (1.6 percent), Spain (1.5 percent) and Malaysia (1.4 percent).

The Fund remains nearly fully invested and well diversified, with 124 equity issues spread across the world's 14 largest markets, as defined by market capitalization. The United States, the world's largest capital market, continues to be the Fund's heaviest target weighting. Japan is the Fund's second largest target weighting, followed by the United Kingdom.

On July 28, 1997, the Fund began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

LOOKING AHEAD

As always, we will remain sensitive to any factors that might necessitate changes to the Fund's country allocations. We believe that the long-term outlook for the economies and securities markets in most of the world's major countries is favorable and that the stocks of well-established international companies should perform well over the long term. Consequently, we remain confident, patient and nearly fully invested.

We appreciate your support of Dean Witter Global Dividend Growth Securities and look forward to continuing to serve your investment needs in the future.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which were as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC, IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

For........................................................................  113,008,257
Against....................................................................    2,670,674
Abstain....................................................................    9,817,819

(2) ELECTION OF TRUSTEES:

Michael Bozic
For...............   118,709,014
Withheld..........     6,787,736
Charles A. Fiumefreddo
For...............   118,916,143
Withheld..........     6,580,607
Edwin J. Garn
For...............   118,947,913
Withheld..........     6,548,837
John R. Haire
For...............   118,600,913
Withheld..........     6,895,837
Wayne E. Hedien
For...............   118,864,536
Withheld..........     6,632,214
Dr. Manuel H. Johnson
For...............   118,956,079
Withheld..........     6,540,671
Michael E. Nugent
For...............   119,056,968
Withheld..........     6,439,782
Philip J. Purcell
For...............   119,018,371
Withheld..........     6,478,379
John L. Schroeder
For...............   118,849,826
Withheld..........     6,646,924

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

For........................................................................  108,656,982
Against....................................................................    5,111,251
Abstain....................................................................   11,728,517

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

For........................................................................  115,802,139
Against....................................................................    1,637,557
Abstain....................................................................    8,057,054

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS (98.9%)
             AUSTRALIA (2.0%)
             BANKING
  1,980,000  Australia & New Zealand Banking Group, Ltd.........................................  $   16,205,841
                                                                                                  --------------
             BUILDING & CONSTRUCTION
  4,475,000  Pioneer International Ltd..........................................................      15,241,700
                                                                                                  --------------
             GOLD
 11,915,000  Normandy Mining Ltd................................................................      15,129,667
                                                                                                  --------------
             OIL RELATED
  2,920,000  Santos Ltd.........................................................................      15,043,139
                                                                                                  --------------
             PAPER & FOREST PRODUCTS
  2,540,000  Amcor Ltd..........................................................................      16,014,035
                                                                                                  --------------

             TOTAL AUSTRALIA....................................................................      77,634,382
                                                                                                  --------------

             CANADA (2.6%)
             BANKING
    708,000  Toronto Dominion Bank..............................................................      24,071,692
                                                                                                  --------------
             NATURAL GAS
  1,150,000  TransCanada Pipelines Ltd..........................................................      22,277,138
                                                                                                  --------------
             OIL RELATED
    418,000  Imperial Oil Ltd...................................................................      24,095,011
    620,000  IPL Energy, Inc....................................................................      24,379,752
                                                                                                  --------------
                                                                                                      48,474,763
                                                                                                  --------------
             TELECOMMUNICATIONS
    141,000  BCE, Inc...........................................................................       4,222,138
                                                                                                  --------------

             TOTAL CANADA.......................................................................      99,045,731
                                                                                                  --------------

             FRANCE (6.6%)
             BANKING
    163,000  Societe Generale...................................................................      23,661,513
                                                                                                  --------------
             BUILDING MATERIALS
    146,000  Compagnie de Saint-Gobain..........................................................      22,575,412
    307,000  Lafarge S.A........................................................................      22,557,431
                                                                                                  --------------
                                                                                                      45,132,843
                                                                                                  --------------
             FINANCIAL SERVICES
     51,675  Societe Eurafrance S.A.............................................................      21,831,432
                                                                                                  --------------
             FOODS & BEVERAGES
    155,950  Eridania Beghin-Say S.A............................................................      24,245,712
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             MULTI-INDUSTRY
     74,000  Compagnie Generale d'Industrie et de Participations................................  $   22,509,506
    340,000  Worms et Compagnie.................................................................      24,505,281
                                                                                                  --------------
                                                                                                      47,014,787
                                                                                                  --------------
             OIL INTEGRATED - INTERNATIONAL
    170,700  Elf Aquitaine S.A..................................................................      22,846,540
    195,000  Total S.A. (B Shares)..............................................................      22,375,158
                                                                                                  --------------
                                                                                                      45,221,698
                                                                                                  --------------
             TELECOMMUNICATIONS
    166,000  Alcatel Alsthom....................................................................      22,133,333
                                                                                                  --------------
             TELEVISION
    255,633  Societe Television Francaise 1.....................................................      22,161,340
                                                                                                  --------------

             TOTAL FRANCE.......................................................................     251,402,658
                                                                                                  --------------

             GERMANY (6.8%)
             BANKING
    288,000  Deutsche Bank Aktiengesellschaft...................................................      20,334,412
                                                                                                  --------------
             BUILDING & CONSTRUCTION
    448,500  Bilfinger & Berger Bau AG..........................................................      18,277,030
                                                                                                  --------------
             CHEMICALS
    520,000  BASF AG............................................................................      18,829,672
    493,000  Bayer AG...........................................................................      19,684,744
                                                                                                  --------------
                                                                                                      38,514,416
                                                                                                  --------------
             ELECTRICAL EQUIPMENT
    285,000  Siemens AG.........................................................................      19,305,721
                                                                                                  --------------
             MACHINERY - DIVERSIFIED
     64,500  MAN AG.............................................................................      20,416,397
                                                                                                  --------------
             MULTI-INDUSTRY
     63,200  Preussag AG........................................................................      17,755,832
    415,000  RWE AG.............................................................................      20,150,548
     44,400  Viag AG............................................................................      19,928,214
                                                                                                  --------------
                                                                                                      57,834,594
                                                                                                  --------------
             RETAIL - DEPARTMENT STORES
     54,000  Karstadt AG........................................................................      18,757,023
                                                                                                  --------------
             RETAIL - SPECIALTY
    317,000  Douglas Holding AG.................................................................      12,468,415
                                                                                                  --------------
             STEEL & IRON
     81,000  Thyssen AG.........................................................................      18,940,916
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             TEXTILES - APPAREL
     11,540  Hugo Boss AG (Pref.)...............................................................  $   15,981,384
                                                                                                  --------------
             UTILITIES - ELECTRIC
    335,000  Veba AG............................................................................      19,631,506
                                                                                                  --------------
             TOTAL GERMANY......................................................................     260,461,814
                                                                                                  --------------
             HONG KONG (4.0%)
             BANKING
    956,000  HSBC Holdings PLC..................................................................      32,000,517
                                                                                                  --------------
             CONGLOMERATES
  3,775,000  Swire Pacific Ltd. (Class A).......................................................      28,907,108
                                                                                                  --------------
             REAL ESTATE
  2,683,000  Cheung Kong (Holdings) Ltd.........................................................      30,167,496
                                                                                                  --------------
             TELECOMMUNICATIONS
 13,700,000  Hong Kong Telecommunications Ltd...................................................      30,985,460
                                                                                                  --------------
             UTILITIES - ELECTRIC
  8,073,000  Hong Kong Electric Holdings Ltd....................................................      30,048,776
                                                                                                  --------------
             TOTAL HONG KONG....................................................................     152,109,357
                                                                                                  --------------

             ITALY (4.1%)
             FINANCIAL SERVICES
  2,750,000  Istituto Mobiliare Italiano SpA....................................................      29,579,510
                                                                                                  --------------
             OIL INTEGRATED - INTERNATIONAL
  4,950,000  Ente Nazionale Idrocarburi SpA.....................................................      31,250,145
                                                                                                  --------------
             TELECOMMUNICATIONS
  5,095,000  Sirti SpA..........................................................................      32,032,393
  7,886,025  Telecom Italia SpA.................................................................      30,755,406
                                                                                                  --------------
                                                                                                      62,787,799
                                                                                                  --------------
             TEXTILES - APPAREL
  1,884,000  Benetton Group SpA.................................................................      31,567,778
                                                                                                  --------------
             TOTAL ITALY........................................................................     155,185,232
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

             JAPAN (23.5%)
             AUTOMOTIVE
  1,300,000  Honda Motor Co.....................................................................  $   45,426,627
  1,510,000  Toyota Motor Corp..................................................................      46,372,842
                                                                                                  --------------
                                                                                                      91,799,469
                                                                                                  --------------
             BREWERS
  5,526,000  Kirin Brewery Co., Ltd.............................................................      45,591,335
                                                                                                  --------------
             BUILDING MATERIALS
  4,845,000  Sekisui House Ltd..................................................................      46,246,265
                                                                                                  --------------
             COMPUTER SERVICES
  2,572,000  NCR Japan Ltd......................................................................      13,449,203
                                                                                                  --------------
             ELECTRONICS & ELECTRICAL
  5,382,000  Hitachi, Ltd.......................................................................      46,904,881
    719,000  Kyocera Corp.......................................................................      47,085,906
  2,640,000  Matsushita Electric Industrial Co., Ltd............................................      47,768,924
  4,630,000  Matsushita Electric Works..........................................................      48,421,315
  3,861,000  NEC Corp...........................................................................      47,108,815
  4,800,000  Sharp Corp.........................................................................      43,824,701
    495,000  Sony Corp..........................................................................      46,837,649
    516,000  TDK Corp...........................................................................      46,254,980
                                                                                                  --------------
                                                                                                     374,207,171
                                                                                                  --------------
             ENTERTAINMENT & LEISURE TIME
    497,000  Nintendo Co., Ltd..................................................................      46,614,376
                                                                                                  --------------
             MACHINERY
 11,800,000  Mitsubishi Electric Corp...........................................................      46,522,244
  8,315,000  Mitsubishi Heavy Industries, Ltd...................................................      45,619,315
                                                                                                  --------------
                                                                                                      92,141,559
                                                                                                  --------------
             PHARMACEUTICALS
  1,801,000  Taisho Pharmaceutical Co., Ltd.....................................................      47,685,840
  1,579,000  Takeda Chemical Industries.........................................................      47,443,393
                                                                                                  --------------
                                                                                                      95,129,233
                                                                                                  --------------
             TOBACCO
      6,000  Japan Tobacco, Inc.................................................................      46,762,948
                                                                                                  --------------
             TRANSPORTATION
  3,725,000  Yamato Transport Co., Ltd..........................................................      45,758,632
                                                                                                  --------------

             TOTAL JAPAN........................................................................     897,700,191
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             MALAYSIA (1.4%)
             BANKING
  6,415,000  AMMB Holdings Berhad...............................................................  $   16,813,907
                                                                                                  --------------
             BUILDING & CONSTRUCTION
  5,512,000  United Engineers Malaysia Berhad...................................................      17,676,472
                                                                                                  --------------
             CONGLOMERATES
  9,057,000  Sime Darby Berhad..................................................................      18,851,295
                                                                                                  --------------
             TOTAL MALAYSIA.....................................................................      53,341,674
                                                                                                  --------------

             NETHERLANDS (3.0%)
             BANKING
    700,000  ABN-AMRO Holding NV................................................................      14,214,451
                                                                                                  --------------
             CHEMICALS
    140,000  DSM NV.............................................................................      13,713,595
                                                                                                  --------------
             ELECTRICAL EQUIPMENT
    188,100  Philips Electronics NV.............................................................      15,960,919
                                                                                                  --------------
             INSURANCE
    335,000  Fortis Amev NV.....................................................................      14,027,260
                                                                                                  --------------
             OIL INTEGRATED - INTERNATIONAL
    252,000  Royal Dutch Petroleum Co...........................................................      14,145,319
                                                                                                  --------------
             STEEL
    230,000  Koninklijke Hoogovens NV...........................................................      14,938,527
                                                                                                  --------------
             TELECOMMUNICATIONS
    365,000  Koninklijke PTT Nederland NV.......................................................      14,382,243
                                                                                                  --------------
             TRANSPORTATION
    394,000  KLM Royal Dutch Air Lines NV.......................................................      13,797,742
                                                                                                  --------------
             TOTAL NETHERLANDS..................................................................     115,180,056
                                                                                                  --------------
             SPAIN (1.5%)
             BANKING
    312,000  Banco Popular Espanol S.A..........................................................      20,135,799
                                                                                                  --------------
             ELECTRIC
    900,000  Endesa S.A.........................................................................      19,270,588
                                                                                                  --------------
             OIL RELATED
    447,000  Repsol S.A.........................................................................      19,382,521
                                                                                                  --------------
             TOTAL SPAIN........................................................................      58,788,908
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

             SWEDEN (1.6%)
             AUTOMOBILES
    670,000  Volvo AB (B Shares)................................................................  $   19,237,624
                                                                                                  --------------
             BANKING
    572,300  Nordbanken AB......................................................................      19,567,749
                                                                                                  --------------
             MACHINERY - DIVERSIFIED
    588,000  Sandvik AB (B Shares)..............................................................      20,453,861
                                                                                                  --------------

             TOTAL SWEDEN.......................................................................      59,259,234
                                                                                                  --------------

             SWITZERLAND (2.1%)
             BANKING
     97,100  Swiss Bank Corp....................................................................      26,315,633
                                                                                                  --------------
             FOODS & BEVERAGES
     18,800  Nestle AG..........................................................................      26,266,327
                                                                                                  --------------
             HEALTH & PERSONAL CARE
     16,500  Novartis AG-Bearer.................................................................      25,487,897
                                                                                                  --------------

             TOTAL SWITZERLAND..................................................................      78,069,857
                                                                                                  --------------

             UNITED KINGDOM (10.1%)
             BANKING
  1,640,000  National Westminster Bank PLC......................................................      24,827,177
  2,190,000  Royal Bank of Scotland Group PLC...................................................      24,426,932
                                                                                                  --------------
                                                                                                      49,254,109
                                                                                                  --------------
             BREWERS
  1,705,000  Bass PLC...........................................................................      23,041,268
                                                                                                  --------------
             ENERGY
  1,090,000  Energy Group PLC...................................................................      11,470,522
                                                                                                  --------------
             FOODS & BEVERAGES
  8,780,000  Hillsdown Holdings PLC.............................................................      23,985,950
                                                                                                  --------------
             LEISURE
  4,100,000  Rank Group PLC.....................................................................      24,124,646
                                                                                                  --------------
             MULTI-INDUSTRY
  2,600,000  Hanson PLC.........................................................................      12,314,497
                                                                                                  --------------
             NATURAL GAS
  5,450,000  BG PLC.............................................................................      23,698,698
                                                                                                  --------------
             RETAIL - MERCHANDISING
  3,210,000  Tesco PLC..........................................................................      24,284,356
                                                                                                  --------------
             STEEL & IRON
  8,150,000  British Steel PLC..................................................................      23,779,927
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             TELECOMMUNICATIONS
  3,450,000  British Telecommunications PLC.....................................................  $   22,809,623
                                                                                                  --------------
             TOBACCO
  2,825,000  B.A.T. Industries PLC..............................................................      24,796,706
                                                                                                  --------------
             UTILITIES - ELECTRIC
  5,350,000  National Grid Group PLC............................................................      24,561,101
  2,595,000  National Power PLC.................................................................      23,826,564
  3,225,000  Scottish Hydro-Electric PLC........................................................      24,502,099
                                                                                                  --------------
                                                                                                      72,889,764
                                                                                                  --------------
             UTILITIES - WATER
  1,520,000  Hyder PLC..........................................................................      22,547,886
  1,350,000  Hyder PLC (Pref.)..................................................................       2,455,059
  1,642,350  Severn Trent PLC...................................................................      24,411,427
                                                                                                  --------------
                                                                                                      49,414,372
                                                                                                  --------------
             TOTAL UNITED KINGDOM...............................................................     385,864,438
                                                                                                  --------------
             UNITED STATES (29.6%)
             AEROSPACE & DEFENSE
    437,000  Northrop Grumman Corp..............................................................      53,040,875
                                                                                                  --------------
             AUTOMOTIVE
  1,215,000  Ford Motor Co......................................................................      54,978,750
                                                                                                  --------------
             BANKING
    735,000  BankAmerica Corp...................................................................      53,884,687
    838,000  KeyCorp............................................................................      53,317,750
                                                                                                  --------------
                                                                                                     107,202,437
                                                                                                  --------------
             CHEMICALS
    596,000  Dow Chemical Co....................................................................      54,049,750
                                                                                                  --------------
             COMPUTERS
    522,000  International Business Machines Corp...............................................      55,299,375
                                                                                                  --------------
             CONGLOMERATES
    604,000  Minnesota Mining & Manufacturing Co................................................      55,870,000
  1,125,000  Tenneco, Inc.......................................................................      53,859,375
                                                                                                  --------------
                                                                                                     109,729,375
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             CONTAINERS - METAL & GLASS
  1,000,000  Crown Cork & Seal Co., Inc.........................................................  $   46,125,000
                                                                                                  --------------
             HEALTH & PERSONAL CARE
    661,000  Bristol-Myers Squibb Co............................................................      54,697,750
                                                                                                  --------------
             MACHINERY - DIVERSIFIED
  1,007,000  Deere & Co.........................................................................      54,126,250
                                                                                                  --------------
             METALS & MINING
    695,000  Phelps Dodge Corp..................................................................      53,949,375
                                                                                                  --------------
             OIL - DOMESTIC
  1,014,300  Ashland, Inc.......................................................................      55,152,562
                                                                                                  --------------
             OIL INTEGRATED - INTERNATIONAL
    645,000  Chevron Corp.......................................................................      53,655,937
                                                                                                  --------------
             PAPER & FOREST PRODUCTS
    995,000  International Paper Co.............................................................      54,787,188
                                                                                                  --------------
             RETAIL - MERCHANDISING
    903,000  Dayton-Hudson Corp.................................................................      54,123,563
                                                                                                  --------------
             TELECOMMUNICATIONS
  1,094,000  Sprint Corp........................................................................      54,700,000
                                                                                                  --------------
             TELEPHONES
  1,195,000  AT&T Corp..........................................................................      52,953,438
                                                                                                  --------------
             TIRE & RUBBER GOODS
    804,000  Goodyear Tire & Rubber Co..........................................................      55,275,000
                                                                                                  --------------
             TOBACCO
  1,287,000  Philip Morris Companies, Inc.......................................................      53,490,938
                                                                                                  --------------
             UTILITIES - ELECTRIC
  1,510,000  GPU, Inc...........................................................................      54,171,250
                                                                                                  --------------

             TOTAL UNITED STATES................................................................   1,131,508,813
                                                                                                  --------------

             TOTAL COMMON AND PREFERRED STOCKS
             (IDENTIFIED COST $3,160,474,184)...................................................   3,775,552,345
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (a) (1.1%)
             U.S. GOVERNMENT AGENCY
$    43,000  Federal Home Loan Mortgage Corp. 6.05% due 10/01/97
               (AMORTIZED COST $43,000,000).....................................................  $   43,000,000
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $3,203,474,184) (B)....................................................  100.0 %   3,818,552,345

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.0         1,168,408
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 3,819,720,753
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $742,606,634 and the aggregate gross unrealized depreciation is $127,528,473 resulting in net unrealized appreciation of $615,078,161.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 1997:

                                                          UNREALIZED
                              IN           DELIVERY      APPRECIATION
CONTRACTS TO DELIVER     EXCHANGE FOR        DATE       (DEPRECIATION)
 --------------------------------------------------------------------
     $       640,950     MYR 2,008,673     10/01/97     $ (21,563)
    $      3,603,905     Y 435,820,181     10/01/97        13,461
    Y    636,686,298     $   5,261,653     10/01/97       (22,928)
   ITL 1,538,559,329     $     891,274     10/01/97        (2,302)
   ITL 2,907,210,335     $   1,686,222     10/02/97        (2,249)
     L       587,423     $     942,796     10/02/97        (6,773)
    $      1,734,311     Y 208,464,240     10/02/97        (4,031)
     $       541,233     MYR 1,696,116     10/02/97       (18,225)
    $      1,757,658     MYR 5,588,826     10/03/97       (34,308)
     $       600,129     Y  72,204,562     10/03/97          (822)
     HKD   8,166,147     $   1,055,194     10/03/97          (205)
     L       430,937     $     694,468     10/06/97        (2,142)
    $      1,652,176     DEM 2,904,558     10/06/97        (3,638)
     $       533,842     MYR 1,730,502     10/06/97          (230)
     FRF   3,469,560     $     586,743     10/31/97           421
     FRF  16,994,064     $   2,879,355     10/31/97         7,523
     FRF  12,680,345     $   2,140,870     10/31/97        (1,985)
                                                        --------------
      Net unrealized depreciation..................     $ (99,996)
                                                        --------------
                                                        --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
SUMMARY OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Aerospace & Defense.............................................................  $   53,040,875        1.4 %
Automobiles.....................................................................      19,237,624        0.5
Automotive......................................................................     146,778,219        3.8
Banking.........................................................................     369,778,060        9.7
Brewers.........................................................................      68,632,603        1.8
Building & Construction.........................................................      51,195,202        1.3
Building Materials..............................................................      91,379,108        2.4
Chemicals.......................................................................     106,277,761        2.8
Computer Services...............................................................      13,449,203        0.4
Computers.......................................................................      55,299,375        1.4
Conglomerates...................................................................     157,487,778        4.1
Containers - Metal & Glass......................................................      46,125,000        1.2
Electric........................................................................      19,270,588        0.5
Electrical Equipment............................................................      35,266,640        0.9
Electronics & Electrical........................................................     374,207,171        9.8
Energy..........................................................................      11,470,522        0.3
Entertainment & Leisure Time....................................................      46,614,376        1.2
Financial Services..............................................................      51,410,942        1.3
Foods & Beverages...............................................................      74,497,989        2.0
Gold............................................................................      15,129,667        0.4
Health & Personal Care..........................................................      80,185,647        2.1
Insurance.......................................................................      14,027,260        0.4
Leisure.........................................................................      24,124,646        0.6
Machinery.......................................................................      92,141,559        2.4
Machinery - Diversified.........................................................      94,996,508        2.5
Metals & Mining.................................................................      53,949,375        1.4
Multi-Industry..................................................................     117,163,878        3.1
Natural Gas.....................................................................      45,975,836        1.2
Oil - Domestic..................................................................      55,152,562        1.4

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Oil Integrated - International..................................................  $  144,273,099        3.8 %
Oil Related.....................................................................      82,900,423        2.2
Paper & Forest Products.........................................................      70,801,223        1.9
Pharmaceuticals.................................................................      95,129,233        2.5
Real Estate.....................................................................      30,167,496        0.8
Retail - Department Stores......................................................      18,757,023        0.5
Retail - Merchandising..........................................................      78,407,919        2.1
Retail - Specialty..............................................................      12,468,415        0.3
Steel...........................................................................      14,938,527        0.4
Steel & Iron....................................................................      42,720,843        1.1
Telecommunications..............................................................     212,020,596        5.6
Telephones......................................................................      52,953,438        1.4
Television......................................................................      22,161,340        0.6
Textiles - Apparel..............................................................      47,549,162        1.2
Tire & Rubber Goods.............................................................      55,275,000        1.4
Tobacco.........................................................................     125,050,592        3.3
Transportation..................................................................      59,556,374        1.6
U.S. Government Agency..........................................................      43,000,000        1.1
Utilities - Electric............................................................     176,741,296        4.6
Utilities - Water...............................................................      49,414,372        1.3
                                                                                  --------------     -----
                                                                                  $3,818,552,345      100.0 %
                                                                                  --------------     -----
                                                                                  --------------     -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                    VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $3,757,115,902       98.4 %
Preferred Stocks................................................................      18,436,443        0.5
Short-Term Investment...........................................................      43,000,000        1.1
                                                                                  --------------     -----
                                                                                  $3,818,552,345      100.0 %
                                                                                  --------------     -----
                                                                                  --------------     -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $3,203,474,184).............................................................  $3,818,552,345
Cash...........................................................................................         783,561
Receivable for:
    Investments sold...........................................................................      23,885,330
    Dividends..................................................................................      10,285,958
    Shares of beneficial interest sold.........................................................       6,999,884
    Foreign withholding taxes reclaimed........................................................       4,091,813
Deferred organizational expenses...............................................................          26,975
Prepaid expenses and other assets..............................................................         188,003
                                                                                                 --------------
     TOTAL ASSETS..............................................................................   3,864,813,869
                                                                                                 --------------
LIABILITIES:
Payable for:
    Investments purchased......................................................................      36,576,212
    Shares of beneficial interest repurchased..................................................       3,088,694
    Plan of distribution fee...................................................................       2,574,404
    Investment management fee..................................................................       2,290,619
Accrued expenses and other payables............................................................         563,187
                                                                                                 --------------
     TOTAL LIABILITIES.........................................................................      45,093,116
                                                                                                 --------------
     NET ASSETS................................................................................  $3,819,720,753
                                                                                                 --------------
                                                                                                 --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital................................................................................  $2,991,542,317
Net unrealized appreciation....................................................................     614,900,016
Accumulated undistributed net investment income................................................      12,383,576
Accumulated undistributed net realized gain....................................................     200,894,844
                                                                                                 --------------
     NET ASSETS................................................................................  $3,819,720,753
                                                                                                 --------------
                                                                                                 --------------
CLASS A SHARES:
Net Assets.....................................................................................      $4,460,415
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................         300,475
     NET ASSET VALUE PER SHARE.................................................................
                                                                                                         $14.84
                                                                                                 --------------
                                                                                                 --------------

     MAXIMUM OFFERING PRICE PER SHARE
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).........................................          $15.66
                                                                                                 --------------
                                                                                                 --------------
CLASS B SHARES:
Net Assets.....................................................................................  $3,801,864,216
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................     256,018,914
     NET ASSET VALUE PER SHARE.................................................................
                                                                                                         $14.85
                                                                                                 --------------
                                                                                                 --------------
CLASS C SHARES:
Net Assets.....................................................................................      $4,639,332
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................         312,689
     NET ASSET VALUE PER SHARE.................................................................
                                                                                                         $14.84
                                                                                                 --------------
                                                                                                 --------------
CLASS D SHARES:
Net Assets.....................................................................................      $8,756,790
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................         589,739
     NET ASSET VALUE PER SHARE.................................................................
                                                                                                         $14.85
                                                                                                 --------------
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997* (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $5,922,089 foreign withholding tax).........................................  $ 51,541,675
Interest......................................................................................     2,527,990
                                                                                                ------------

     TOTAL INCOME.............................................................................    54,069,665
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class B shares).....................................................    13,843,591
Investment management fee.....................................................................    12,446,437
Transfer agent fees and expenses..............................................................     1,845,250
Custodian fees................................................................................       869,644
Registration fees.............................................................................       169,795
Shareholder reports and notices...............................................................        93,262
Professional fees.............................................................................        36,945
Organizational expenses.......................................................................        18,079
Trustees' fees and expenses...................................................................        11,841
Other.........................................................................................        21,993
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    29,356,837
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................    24,712,828
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............................................................................   211,708,853
    Foreign exchange transactions.............................................................      (192,309)
                                                                                                ------------

     NET GAIN.................................................................................   211,516,544
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................   287,808,241
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................        35,833
                                                                                                ------------

     NET APPRECIATION.........................................................................   287,844,074
                                                                                                ------------

     NET GAIN.................................................................................   499,360,618
                                                                                                ------------
                                                                                                ------------

NET INCREASE..................................................................................  $524,073,446
                                                                                                ------------
                                                                                                ------------

---------------------
 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX
                                                                           MONTHS ENDED       FOR THE YEAR
                                                                           SEPTEMBER 30,         ENDED
                                                                               1997*         MARCH 31, 1997
-----------------------------------------------------------------------------------------------------------
                                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..................................................  $     24,712,828    $   25,266,634
Net realized gain......................................................       211,516,544       255,587,707
Net change in unrealized appreciation..................................       287,844,074        39,186,358
                                                                         -----------------   --------------

     NET INCREASE......................................................       524,073,446       320,040,699
                                                                         -----------------   --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares.....................................................           (12,171)         --
    Class B shares.....................................................       (12,297,906)      (27,883,886)
    Class C shares.....................................................            (8,510)         --
    Class D shares.....................................................           (26,122)         --
Net realized gain
    Class B shares.....................................................      (145,589,171)     (201,225,779)
                                                                         -----------------   --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS.................................      (157,933,880)     (229,109,665)
                                                                         -----------------   --------------
Net increase from transactions in shares of beneficial interest........       415,090,099       513,559,240
                                                                         -----------------   --------------

     NET INCREASE......................................................       781,229,665       604,490,274

NET ASSETS:
Beginning of period....................................................     3,038,491,088     2,434,000,814
                                                                         -----------------   --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $12,383,576 AND
    $15,457, RESPECTIVELY).............................................  $  3,819,720,753    $3,038,491,088
                                                                         -----------------   --------------
                                                                         -----------------   --------------

---------------------
 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American, or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of approximately $180,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; and 0.675% to the portion of daily net assets exceeding $2.5 billion. Effective May 1, 1997, the Agreement was amended to reduce the annual fee to 0.65% to the portion of daily net assets in excess of $3.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and
(iii) Class C -- 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $76,703,711 at September 30, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended September 30, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $2,121,150 and received $57,695 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1997 aggregated $1,131,076,001 and $804,156,085, respectively.

For the six months ended September 30, 1997, the Fund incurred $25,010 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At September 30, 1997, included in the Fund's payable for investments purchased and receivable for investments sold were unsettled trades with DWR of $2,664,107 and $1,852,414, respectively.

For the period May 31, 1997 through September 30, 1997, the Fund incurred brokerage commissions of $512,940 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund. At September 30, 1997, included in the Fund's payable for investments purchased and receivable for investments sold were unsettled trades with Morgan Stanley & Co., Inc. of $3,514,789 and $2,990,233, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,070. At September 30, 1997, the Fund had an accrued pension liability of $33,684 which is included in accrued expenses in the Statement of Assets and Liabilities.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX                   FOR THE YEAR
                                                                           MONTHS ENDED                     ENDED
                                                                        SEPTEMBER 30, 1997              MARCH 31, 1997
                                                                   ----------------------------   --------------------------
                                                                           (UNAUDITED)
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................      308,839   $    4,473,891       --             --
Reinvestment of dividends........................................          573            8,360       --             --
Redeemed.........................................................       (8,937)        (131,228)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................      300,475        4,351,023       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS B SHARES
Sold.............................................................   37,526,381      540,824,507    51,442,695   $677,741,563
Reinvestment of dividends and distributions......................   10,250,005      147,380,804    16,426,517    213,686,419
Redeemed.........................................................  (20,140,837)    (290,440,265)  (28,703,758)  (377,868,742)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class B...........................................   27,635,549      397,765,046    39,165,454    513,559,240
                                                                   -----------   --------------   -----------   ------------
CLASS C SHARES*
Sold.............................................................      314,674        4,600,905       --             --
Reinvestment of dividends........................................          523            7,619       --             --
Redeemed.........................................................       (2,508)         (36,153)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................      312,689        4,572,371       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS D SHARES*
Sold.............................................................      587,977        8,375,956       --             --
Reinvestment of dividends........................................        1,777           25,921       --             --
Redeemed.........................................................          (15)            (218)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................      589,739        8,401,659       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase in Fund.............................................   28,838,452   $  415,090,099    39,165,454   $513,559,240
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------
 *   For the period July 28, 1997 (issue date) through September 30, 1997.

6. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $1,000 during fiscal 1997.

As of March 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At September 30, 1997, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                     FOR THE                                      FOR THE
                                       SIX                                        PERIOD
                                      MONTHS                                     JUNE 30,
                                      ENDED                                        1993*
                                    SEPTEMBER     FOR THE YEAR ENDED MARCH 31     THROUGH
                                       30,      -------------------------------  MARCH 31,
                                     1997**++     1997       1996       1995       1994
------------------------------------------------------------------------------------------
                                    (UNAUDITED)

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................ $   13.30   $  12.86   $  11.41   $  10.81   $  10.00
                                    ----------  ---------  ---------  ---------  ---------

Net investment income..............      0.10       0.12       0.13       0.14       0.05
Net realized and unrealized gain...      2.12       1.44       1.96       0.88       0.84
                                    ----------  ---------  ---------  ---------  ---------

Total from investment operations...      2.22       1.56       2.09       1.02       0.89
                                    ----------  ---------  ---------  ---------  ---------

Less dividends and distributions
 from:
   Net investment income...........     (0.05)     (0.13)     (0.15)     (0.14)     (0.05)
   Net realized gain...............     (0.62)     (0.99)     (0.49)     (0.28)     (0.03)
                                    ----------  ---------  ---------  ---------  ---------

Total dividends and
 distributions.....................     (0.67)     (1.12)     (0.64)     (0.42)     (0.08)
                                    ----------  ---------  ---------  ---------  ---------

Net asset value, end of period..... $   14.85   $  13.30   $  12.86   $  11.41   $  10.81
                                    ----------  ---------  ---------  ---------  ---------
                                    ----------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN+...........     16.83%(1)    12.58%    18.77%     9.60%      8.89%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................      2.01%(2)     1.75%     1.85%     1.97%      2.03%(2)

Net investment income..............      1.41%(2)     0.93%     1.05%     1.22%      0.66%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions..........................     $3,802     $3,038     $2,434     $1,854     $1,121

Portfolio turnover rate............        24%(1)       40%       40%       32%        21%(1)

Average commission rate paid.......   $0.0284    $0.0289    $0.0311      --         --

---------------------
 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                         SEPTEMBER 30,
                                                                             1997++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 14.91
                                                                             ------
Net investment income.................................................         0.04
Net realized and unrealized loss......................................        (0.07)
                                                                             ------
Total from investment operations......................................        (0.03)
                                                                             ------
Less dividends from net investment income.............................        (0.04)
                                                                             ------
Net asset value, end of period........................................      $ 14.84
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        (0.18)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.52%(2)
Net investment income.................................................         1.83%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $ 4,460
Portfolio turnover rate...............................................           24%(1)
Average commission rate paid..........................................      $0.0284

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 14.91
                                                                             ------
Net investment income.................................................         0.03
Net realized and unrealized loss......................................        (0.07)
                                                                             ------
Total from investment operations......................................        (0.04)
                                                                             ------
Less dividends from net investment income.............................        (0.03)
                                                                             ------
Net asset value, end of period........................................      $ 14.84
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        (0.27)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.25%(2)
Net investment income.................................................         1.03%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $ 4,639
Portfolio turnover rate...............................................           24%(1)
Average commission rate paid..........................................      $0.0284

---------------------
 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                         SEPTEMBER 30,
                                                                             1997++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 14.91
                                                                             ------

Net investment income.................................................         0.05

Net realized and unrealized loss......................................        (0.07)
                                                                             ------

Total from investment operations......................................        (0.02)
                                                                             ------

Less dividends from net investment income.............................        (0.04)
                                                                             ------

Net asset value, end of period........................................      $ 14.85
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................        (0.10)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.28%(2)

Net investment income.................................................         2.08%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $ 8,757

Portfolio turnover rate...............................................           24%(1)

Average commission rate paid..........................................      $0.0284

---------------------
 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Paul D. Vance
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
GLOBAL DIVIDEND GROWTH SECURITIES

[PHOTO]

SEMIANNUAL REPORT
SEPTEMBER 30, 1997